Consolidated Balance Sheets - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current assets:
Cash	$ 1,468,709	$ 215,936
Trade accounts receivable, net of allowance for credit losses of $71,189 in 2023 and $69,643 in 2022	8,727,810	10,963,753
Income taxes refundable - current	81,844	0
Other receivables	397,758	37,442
Inventories	23,766,326	19,438,766
Prepaid expenses and other assets	595,469	540,225
Total current assets	35,037,916	31,196,122
Property and equipment, net	7,139,616	7,390,285
Intangible assets, net	566,197	618,142
Other assets, net	1,135,172	1,353,257
Total assets	43,878,901	40,557,806
Current liabilities:
Current installments of long-term debt	52,624	338,094
Accounts payable and accrued expenses	5,843,044	5,354,150
Accrued compensation and payroll taxes	1,849,780	1,772,551
Income taxes payable	22,754	18,098
Total current liabilities	7,768,202	7,482,893
Note payable, revolver - noncurrent	8,324,397	5,999,663
Long-term debt, excluding current installments	2,622,620	4,190,508
Other noncurrent liabilities	441,838	725,024
Total liabilities	19,157,057	18,398,088
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,893,681 shares in 2023 and 7,893,194 shares in 2022	15,134,133	14,638,505
Retained earnings	9,587,711	7,521,213
Total shareholders’ equity	24,721,844	22,159,718
Commitments and Contingencies
Total liabilities and shareholders’ equity	$ 43,878,901	$ 40,557,806